N-2	May 08, 2026
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Your investment in shares of our Series A Preferred Stock will involve certain risks. Before deciding whether to invest in shares of our Series A Preferred Stock, you should, in consultation with your own financial and legal advisors, carefully consider the following supplementary risk factors together with the risk factors set forth in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference herein and therein, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described below and in these documents are not the only risks we face. Additional risks and uncertainties not presently known to us might also impair our operations and performance. If any of the events described herein or in such documents occur, our business, financial condition and results of operations could be materially and adversely affected. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. Please also read carefully the section titled “Forward-Looking Statements” in this prospectus supplement and the accompanying prospectus.
Risks Relating to the Series A Preferred Stock
The Series A Preferred Stock will be subject to a risk of early redemption at our option and holders may not be able to reinvest their funds.
We may voluntarily redeem some or all of the Series A Preferred Stock on or after July 19, 2026 and in the event of a Change of Control Triggering Event. Our Board may determine to voluntarily redeem some or all of the Series A Preferred Stock at any time, including prior to the Optional Redemption Date, pro rata, based on liquidation preference, with all other series of our then outstanding preferred stock, in the event that our Board determines to redeem any series of our preferred stock, in whole or, from time to time, in part, because such redemption is deemed necessary by the Board to comply with the asset coverage requirements of the 1940 Act or for us to maintain RIC status. Any such redemption may occur at a time that is unfavorable to holders of the Series A Preferred Stock. We may have an incentive to redeem the Series A Preferred Stock voluntarily if market conditions allow us to issue other preferred stock or debt securities at a rate that is lower than the Dividend Rate on the Series A Preferred Stock. The possibility of early redemption at our option may also limit the potential for price appreciation in the event of a change in market conditions. See “Description of the Series A Preferred Stock–Redemption at the Option of the Issuer.”
If we redeem shares of the Series A Preferred Stock, the holders of such redeemed shares face the risk that the return on an investment purchased with proceeds from such redemption may be lower than the return previously obtained from the investment in the Series A Preferred Stock.
Holders of the Series A Preferred Stock will bear dividend risk.
We may be unable to pay dividends on the Series A Preferred Stock under some circumstances. In addition, the terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including the Series A Preferred Stock, under certain conditions.
Holders of the Series A Preferred Stock will be subject to inflation risk.
Inflation is the reduction in the purchasing power of money resulting from the increase in the price of goods and services. Inflation risk is the risk that the inflation-adjusted, or “real,” value of an investment in the Series A Preferred Stock or the income from that investment will be worth less in the future. As inflation occurs, the real value of the shares of Series A Preferred Stock and dividends payable on such shares may decline.
We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results. As a result, we may not have as great an ability to pay distributions while our portfolio is not fully invested in securities meeting our investment objective as we may be able to when our portfolio is fully invested in securities meeting our investment objective.
Holders of the Series A Preferred Stock will be subject to interest rate risk.
The Series A Preferred Stock pays dividends at a fixed rate. Prices of fixed income investments tend to vary inversely with changes in market yields. The market yields on securities comparable to the Series A Preferred Stock may increase, which would likely result in a decline in the market value of the Series A Preferred Stock. Additionally, if interest rates rise, securities comparable to the Series A Preferred Stock may pay higher dividend rates and holders of the Series A Preferred Stock may not be able to sell the Series A Preferred Stock at a price at least equal to the purchase price paid by such holders and reinvest the proceeds at market rates.
Liquidity and Market Price Risk.
The Series A Preferred Stock is listed on the NYSE under the symbol “PSEC PRA.” We cannot accurately predict the trading patterns of the Series A Preferred Stock, including the effective costs of trading the stock, and we cannot provide any assurances that a liquid secondary market for the Series A Preferred Stock will exist in the future. There is also a risk that the Series A Preferred Stock may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features. The trading price of the Series A Preferred Stock will depend on many factors, including:
•prevailing interest rates;
•the market for similar securities;
•general economic and financial market conditions;
•our issuance of debt or preferred equity securities; and
•our financial condition, results of operations and prospects.

Moreover, our sales of the Series A Preferred Stock or the expectation that we may sell the Series A Preferred Stock under this prospectus supplement could adversely affect the market price and liquidity of the Series A Preferred Stock. Accordingly, holders may be required to bear the financial risk of an investment in the Series A Preferred Stock for an indefinite period of time.

You may not be permitted to exercise conversion rights upon a Change of Control Triggering Event. If exercisable, the Change of Control Triggering Event conversion feature of the Series A Preferred Stock may not adequately compensate you, and the Change of Control Triggering Event conversion and redemption features of the Series A Preferred Stock may make it more difficult for a party to take over the Company or discourage a party from taking over the Company.
Upon the occurrence of a Change of Control Triggering Event, holders of Series A Preferred Stock will have the right to convert some or all of their Series A Preferred Stock into our common stock (or equivalent value of alternative consideration). Upon such a conversion, the holders will be limited to a maximum number of shares of our common stock equal to the Share Cap multiplied by the number of shares of Series A Preferred Stock converted. If the Common Stock Price is less than $4.140 (as of the date of this prospectus supplement, the Common Stock Price is less than $4.140), subject to adjustment, each holder will receive a maximum of shares of our common stock per share of Series A Preferred Stock, which may result in a holder receiving value that is less than the Liquidation Preference per share. Notwithstanding that we generally may not redeem the Series A Preferred Stock prior to July 19, 2026, we have a special optional redemption right to redeem the Series A Preferred
Stock in the event of a Change of Control Triggering Event, and holders of Series A Preferred Stock will not have the right to convert any shares that we have elected to redeem prior to the Change of Control Conversion Date. See “Description of Series A Preferred Stock—Redemption—Change of Control Conversion Rights” and “Description of Series A Preferred Stock—Redemption.” In addition, those features of the Series A Preferred Stock may have the effect of inhibiting a third party from making an acquisition proposal for the Company or of delaying, deferring or preventing a change of control of the Company under circumstances that otherwise could provide the holders of our common stock and Series A Preferred Stock with the opportunity to realize a premium over the then-current market price or that stockholders may otherwise believe is in their best interest.
Shares of common stock, which shares of Series A Preferred Stock may be converted into, rank junior to the Series A Preferred Stock and our other outstanding preferred stock with respect to dividends and upon liquidation.
The rights of the holders of shares of Series A Preferred Stock rank senior to the rights of the holders of shares of our common stock as to dividends and payments upon liquidation. Unless full cumulative dividends on our shares of Series A Preferred Stock and shares of our other outstanding preferred stock for all past dividend periods have been declared and paid (or set apart for payment), we will not declare or pay dividends with respect to any shares of our common stock for any period. Upon liquidation, dissolution or winding up of the Company, the holders of shares of the Series A Preferred Stock and our other outstanding shares or preferred stock are entitled to receive the Liquidation Preference per share, plus an amount equal to all unpaid dividends on such shares (whether or not earned or declared, but excluding interest thereon) accumulated up to, but excluding, the date fixed for distribution, after provision is made for our senior liabilities, but prior and in preference to any distribution to the holders of shares of our common stock or any other class of our equity securities junior to our Series A Preferred Stock and other outstanding preferred stock.
Special Risks to Holders of Series A Preferred Stock
Common Stock Repurchases. Repurchases of common stock by the Company may reduce the asset coverage of the Series A Preferred Stock, which could adversely affect its liquidity or market price.
Common Stock Distribution Policy. In the event the Company does not generate a total return from dividends and interest received and net realized capital gains in an amount at least equal to its distributions for a given year, the Company may return capital as part of its distribution. This would decrease the asset coverage per share with respect to the Series A Preferred Stock, which could adversely affect its liquidity or market price.
The Series A Preferred Stock is not rated, and ratings of any other of our securities may affect the trading price of the Series A Preferred Stock.
We have not sought to obtain a rating for the Series A Preferred Stock, and the Series A Preferred Stock may never be rated. It is possible, however, that one or more rating agencies might independently determine to assign a rating to the Series A Preferred Stock or that we may elect to obtain a rating of our Series A Preferred Stock in the future. In addition, we may elect to issue other securities for which we may seek to obtain a rating. If any ratings are assigned to the Series A Preferred Stock in the future or if we issue other securities with a rating, such ratings, if they are lower than market expectations or are subsequently lowered or withdrawn, or if ratings for such other securities would imply a lower relative value for the Series A Preferred Stock, could adversely affect the market for, or the market value of, the Series A Preferred Stock. Ratings only reflect the views of the issuing rating agency or agencies and such ratings could at any time be revised downward or withdrawn entirely at the discretion of the issuing rating agency. A rating is not a recommendation to purchase, sell or hold any particular security, including the Series A Preferred Stock. Ratings do not reflect market prices or suitability of a security for a particular investor and any future rating of the Series A Preferred Stock may not reflect all risks related to us and our business, or the structure or market value of the Series A Preferred Stock.
Additional Risks of Notes to Holders of Series A Preferred Stock
In addition to our obligations under our revolving credit facility, we currently have the following unsecured notes outstanding as of March 31, 2026: our $265.2 million aggregate principal amount of 3.364% Notes due 2026 (the “3.364% 2026 Notes”), our $279.8 million aggregate principal amount of 3.437% Notes due 2028 (the “3.437% 2028 Notes”), our $172.5 million aggregate principal amount of 5.50% Series A Notes due 2030 denominated in Israeli Shekels and listed on the
TASE (the “5.50% 2030 Notes”) and any and all Prospect Capital InterNotes® issued pursuant to our medium term notes program (the “Prospect Capital InterNotes,” together with the 3.364% 2026 Notes, the 3.437% 2028 Notes and the 5.50% 2030 Notes, the “Notes”). We may in the future incur additional indebtedness. Our obligations to pay dividends or make distributions and, upon liquidation of the Company, liquidation payments in respect of the Series A Preferred Stock is subordinate to our obligations to make any principal and interest payments due and owing with respect to our existing and future indebtedness, including the Notes. Accordingly, our Notes and any future additional indebtedness have the effect of creating special risks for our preferred stockholders that would not be present in a capital structure that did not include such debt.
Senior securities, including debt and preferred stock, expose us to additional risks, including the typical risks associated with leverage and could adversely affect our business, financial condition and results of operations.
We currently use our revolving credit facility to leverage our portfolio and we expect in the future to borrow from and issue senior debt securities to banks and other lenders and may securitize certain of our portfolio investments. We also have the Notes outstanding, which are a form of leverage and are senior in payment rights to the Series A Preferred Stock.
With certain limited exceptions, as a BDC, we are only allowed to borrow amounts or otherwise issue senior securities such that we have “asset coverage,” as defined in the 1940 Act (which currently requires asset coverage of at least 150%), after such borrowing or other issuance. The amount of leverage that we employ will depend on the Investment Adviser’s and the Board’s assessment of market conditions and other factors at the time of any proposed borrowing. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for stockholders, any of which could adversely affect our business, financial condition and results of operation.
The Small Business Credit Availability Act (the “SBCAA”), which was signed into law in March 2018, decreased the asset coverage requirements of the 1940 Act applicable to BDCs from 200% to 150% (subject to either stockholder approval or approval of both a majority of the Board and a majority of directors who are not interested persons). On March 30, 2020, the Board approved, and on May 5, 2020, at a special meeting of our stockholders, our stockholders approved, the application to us of the reduced asset coverage requirements in Section 61(a) of the 1940 Act. The application of the reduced asset coverage requirement, which became effective on May 6, 2020, permits us, provided certain requirements are satisfied, to double the maximum amount of leverage that we are permitted to incur by reducing the asset coverage requirement applicable to us from 200% to 150% (a 2:1 debt/preferred to common equity ratio, as opposed to a 1:1 debt/preferred to common equity ratio), as provided for in Section 61(a)(2) of the 1940 Act, a successor provision to Section 61(a)(1) of the 1940 Act.

The Series A Preferred Stock will be subject to a risk of early redemption at our option and holders may not be able to reinvest their funds. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Series A Preferred Stock will be subject to a risk of early redemption at our option and holders may not be able to reinvest their funds.
We may voluntarily redeem some or all of the Series A Preferred Stock on or after July 19, 2026 and in the event of a Change of Control Triggering Event. Our Board may determine to voluntarily redeem some or all of the Series A Preferred Stock at any time, including prior to the Optional Redemption Date, pro rata, based on liquidation preference, with all other series of our then outstanding preferred stock, in the event that our Board determines to redeem any series of our preferred stock, in whole or, from time to time, in part, because such redemption is deemed necessary by the Board to comply with the asset coverage requirements of the 1940 Act or for us to maintain RIC status. Any such redemption may occur at a time that is unfavorable to holders of the Series A Preferred Stock. We may have an incentive to redeem the Series A Preferred Stock voluntarily if market conditions allow us to issue other preferred stock or debt securities at a rate that is lower than the Dividend Rate on the Series A Preferred Stock. The possibility of early redemption at our option may also limit the potential for price appreciation in the event of a change in market conditions. See “Description of the Series A Preferred Stock–Redemption at the Option of the Issuer.”
If we redeem shares of the Series A Preferred Stock, the holders of such redeemed shares face the risk that the return on an investment purchased with proceeds from such redemption may be lower than the return previously obtained from the investment in the Series A Preferred Stock.

Holders of the Series A Preferred Stock will bear dividend risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Holders of the Series A Preferred Stock will bear dividend risk.
We may be unable to pay dividends on the Series A Preferred Stock under some circumstances. In addition, the terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including the Series A Preferred Stock, under certain conditions.

Holders of the Series A Preferred Stock will be subject to inflation risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Holders of the Series A Preferred Stock will be subject to inflation risk.
Inflation is the reduction in the purchasing power of money resulting from the increase in the price of goods and services. Inflation risk is the risk that the inflation-adjusted, or “real,” value of an investment in the Series A Preferred Stock or the income from that investment will be worth less in the future. As inflation occurs, the real value of the shares of Series A Preferred Stock and dividends payable on such shares may decline.

We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results. As a result, we may not have as great an ability to pay distributions while our portfolio is not fully invested in securities meeting our investment objective as we may be able to when our portfolio is fully invested in securities meeting our investment objective.

Holders of the Series A Preferred Stock will be subject to interest rate risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Holders of the Series A Preferred Stock will be subject to interest rate risk.
The Series A Preferred Stock pays dividends at a fixed rate. Prices of fixed income investments tend to vary inversely with changes in market yields. The market yields on securities comparable to the Series A Preferred Stock may increase, which would likely result in a decline in the market value of the Series A Preferred Stock. Additionally, if interest rates rise, securities comparable to the Series A Preferred Stock may pay higher dividend rates and holders of the Series A Preferred Stock may not be able to sell the Series A Preferred Stock at a price at least equal to the purchase price paid by such holders and reinvest the proceeds at market rates.

Liquidity and Market Price Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity and Market Price Risk.
The Series A Preferred Stock is listed on the NYSE under the symbol “PSEC PRA.” We cannot accurately predict the trading patterns of the Series A Preferred Stock, including the effective costs of trading the stock, and we cannot provide any assurances that a liquid secondary market for the Series A Preferred Stock will exist in the future. There is also a risk that the Series A Preferred Stock may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features. The trading price of the Series A Preferred Stock will depend on many factors, including:
•prevailing interest rates;
•the market for similar securities;
•general economic and financial market conditions;
•our issuance of debt or preferred equity securities; and
•our financial condition, results of operations and prospects.
Moreover, our sales of the Series A Preferred Stock or the expectation that we may sell the Series A Preferred Stock under this prospectus supplement could adversely affect the market price and liquidity of the Series A Preferred Stock. Accordingly, holders may be required to bear the financial risk of an investment in the Series A Preferred Stock for an indefinite period of time.
You may not be permitted to exercise conversion rights upon a Change of Control Triggering Event. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
You may not be permitted to exercise conversion rights upon a Change of Control Triggering Event. If exercisable, the Change of Control Triggering Event conversion feature of the Series A Preferred Stock may not adequately compensate you, and the Change of Control Triggering Event conversion and redemption features of the Series A Preferred Stock may make it more difficult for a party to take over the Company or discourage a party from taking over the Company.
Upon the occurrence of a Change of Control Triggering Event, holders of Series A Preferred Stock will have the right to convert some or all of their Series A Preferred Stock into our common stock (or equivalent value of alternative consideration). Upon such a conversion, the holders will be limited to a maximum number of shares of our common stock equal to the Share Cap multiplied by the number of shares of Series A Preferred Stock converted. If the Common Stock Price is less than $4.140 (as of the date of this prospectus supplement, the Common Stock Price is less than $4.140), subject to adjustment, each holder will receive a maximum of shares of our common stock per share of Series A Preferred Stock, which may result in a holder receiving value that is less than the Liquidation Preference per share. Notwithstanding that we generally may not redeem the Series A Preferred Stock prior to July 19, 2026, we have a special optional redemption right to redeem the Series A Preferred
Stock in the event of a Change of Control Triggering Event, and holders of Series A Preferred Stock will not have the right to convert any shares that we have elected to redeem prior to the Change of Control Conversion Date. See “Description of Series A Preferred Stock—Redemption—Change of Control Conversion Rights” and “Description of Series A Preferred Stock—Redemption.” In addition, those features of the Series A Preferred Stock may have the effect of inhibiting a third party from making an acquisition proposal for the Company or of delaying, deferring or preventing a change of control of the Company under circumstances that otherwise could provide the holders of our common stock and Series A Preferred Stock with the opportunity to realize a premium over the then-current market price or that stockholders may otherwise believe is in their best interest.
Shares of common stock rank junior to the Series A Preferred Stock and our other outstanding preferred stock with respect to dividends and upon liquidation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shares of common stock, which shares of Series A Preferred Stock may be converted into, rank junior to the Series A Preferred Stock and our other outstanding preferred stock with respect to dividends and upon liquidation.
The rights of the holders of shares of Series A Preferred Stock rank senior to the rights of the holders of shares of our common stock as to dividends and payments upon liquidation. Unless full cumulative dividends on our shares of Series A Preferred Stock and shares of our other outstanding preferred stock for all past dividend periods have been declared and paid (or set apart for payment), we will not declare or pay dividends with respect to any shares of our common stock for any period. Upon liquidation, dissolution or winding up of the Company, the holders of shares of the Series A Preferred Stock and our other outstanding shares or preferred stock are entitled to receive the Liquidation Preference per share, plus an amount equal to all unpaid dividends on such shares (whether or not earned or declared, but excluding interest thereon) accumulated up to, but excluding, the date fixed for distribution, after provision is made for our senior liabilities, but prior and in preference to any distribution to the holders of shares of our common stock or any other class of our equity securities junior to our Series A Preferred Stock and other outstanding preferred stock.

Special Risks to Holders of Series A Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks to Holders of Series A Preferred Stock
Common Stock Repurchases. Repurchases of common stock by the Company may reduce the asset coverage of the Series A Preferred Stock, which could adversely affect its liquidity or market price.
Common Stock Distribution Policy. In the event the Company does not generate a total return from dividends and interest received and net realized capital gains in an amount at least equal to its distributions for a given year, the Company may return capital as part of its distribution. This would decrease the asset coverage per share with respect to the Series A Preferred Stock, which could adversely affect its liquidity or market price.

The Series A Preferred Stock is not rated, and ratings of any other of our securities may affect the trading price of the Series A Preferred Stock. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Series A Preferred Stock is not rated, and ratings of any other of our securities may affect the trading price of the Series A Preferred Stock.
We have not sought to obtain a rating for the Series A Preferred Stock, and the Series A Preferred Stock may never be rated. It is possible, however, that one or more rating agencies might independently determine to assign a rating to the Series A Preferred Stock or that we may elect to obtain a rating of our Series A Preferred Stock in the future. In addition, we may elect to issue other securities for which we may seek to obtain a rating. If any ratings are assigned to the Series A Preferred Stock in the future or if we issue other securities with a rating, such ratings, if they are lower than market expectations or are subsequently lowered or withdrawn, or if ratings for such other securities would imply a lower relative value for the Series A Preferred Stock, could adversely affect the market for, or the market value of, the Series A Preferred Stock. Ratings only reflect the views of the issuing rating agency or agencies and such ratings could at any time be revised downward or withdrawn entirely at the discretion of the issuing rating agency. A rating is not a recommendation to purchase, sell or hold any particular security, including the Series A Preferred Stock. Ratings do not reflect market prices or suitability of a security for a particular investor and any future rating of the Series A Preferred Stock may not reflect all risks related to us and our business, or the structure or market value of the Series A Preferred Stock.

Additional Risks of Notes to Holders of Series A Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Risks of Notes to Holders of Series A Preferred Stock
In addition to our obligations under our revolving credit facility, we currently have the following unsecured notes outstanding as of March 31, 2026: our $265.2 million aggregate principal amount of 3.364% Notes due 2026 (the “3.364% 2026 Notes”), our $279.8 million aggregate principal amount of 3.437% Notes due 2028 (the “3.437% 2028 Notes”), our $172.5 million aggregate principal amount of 5.50% Series A Notes due 2030 denominated in Israeli Shekels and listed on the
TASE (the “5.50% 2030 Notes”) and any and all Prospect Capital InterNotes® issued pursuant to our medium term notes program (the “Prospect Capital InterNotes,” together with the 3.364% 2026 Notes, the 3.437% 2028 Notes and the 5.50% 2030 Notes, the “Notes”). We may in the future incur additional indebtedness. Our obligations to pay dividends or make distributions and, upon liquidation of the Company, liquidation payments in respect of the Series A Preferred Stock is subordinate to our obligations to make any principal and interest payments due and owing with respect to our existing and future indebtedness, including the Notes. Accordingly, our Notes and any future additional indebtedness have the effect of creating special risks for our preferred stockholders that would not be present in a capital structure that did not include such debt.

Senior securities expose us to additional risks, including the typical risks associated with leverage and could adversely affect our business, financial condition and results of operations. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior securities, including debt and preferred stock, expose us to additional risks, including the typical risks associated with leverage and could adversely affect our business, financial condition and results of operations.
We currently use our revolving credit facility to leverage our portfolio and we expect in the future to borrow from and issue senior debt securities to banks and other lenders and may securitize certain of our portfolio investments. We also have the Notes outstanding, which are a form of leverage and are senior in payment rights to the Series A Preferred Stock.
With certain limited exceptions, as a BDC, we are only allowed to borrow amounts or otherwise issue senior securities such that we have “asset coverage,” as defined in the 1940 Act (which currently requires asset coverage of at least 150%), after such borrowing or other issuance. The amount of leverage that we employ will depend on the Investment Adviser’s and the Board’s assessment of market conditions and other factors at the time of any proposed borrowing. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for stockholders, any of which could adversely affect our business, financial condition and results of operation.
The Small Business Credit Availability Act (the “SBCAA”), which was signed into law in March 2018, decreased the asset coverage requirements of the 1940 Act applicable to BDCs from 200% to 150% (subject to either stockholder approval or approval of both a majority of the Board and a majority of directors who are not interested persons). On March 30, 2020, the Board approved, and on May 5, 2020, at a special meeting of our stockholders, our stockholders approved, the application to us of the reduced asset coverage requirements in Section 61(a) of the 1940 Act. The application of the reduced asset coverage requirement, which became effective on May 6, 2020, permits us, provided certain requirements are satisfied, to double the maximum amount of leverage that we are permitted to incur by reducing the asset coverage requirement applicable to us from 200% to 150% (a 2:1 debt/preferred to common equity ratio, as opposed to a 1:1 debt/preferred to common equity ratio), as provided for in Section 61(a)(2) of the 1940 Act, a successor provision to Section 61(a)(1) of the 1940 Act.